Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	$ 2,115	$ 1,829
Operating lease right- of-use assets	2,497	2,008
Total	4,612	3,837
United States [Member]
Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	1,690	1,239
Operating lease right- of-use assets	1,528	705
Total	3,218	1,944
Colombia [Member]
Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	266	428
Operating lease right- of-use assets	166	456
Total	432	884
Sweden [Member]
Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	152	162
Operating lease right- of-use assets	632	820
Total	784	982
Other [Member]
Segment and Geographic Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	7
Operating lease right- of-use assets	171	27
Total	$ 178	$ 27